CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Common Stock	Common Stock Common Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Retained Earnings
Beginning balance at Dec. 31, 2022	$ 771,916		$ 119		$ 40	$ 378,968		$ 392,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,351							77,351
Repurchase and cancellation of common stock		$ (26,222)		$ (7)			$ (26,215)
Share based compensation	144					144
Common share dividends declared and paid ($0.20 per share of common stock)	(22,678)							(22,678)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Ending balance at Dec. 31, 2023	792,511		112		40	352,897		439,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,376							97,376
Repurchase and cancellation of common stock		(28,917)		(7)			(28,910)
Share based compensation	150					150
Common share dividends declared and paid ($0.20 per share of common stock)	(21,502)							(21,502)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Ending balance at Dec. 31, 2024	831,618		105		40	324,137		507,336
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,563							38,563
Repurchase and cancellation of common stock		$ (11,014)		$ (3)			$ (11,011)
Share based compensation	150					150
Common share dividends declared and paid ($0.20 per share of common stock)	(20,610)							(20,610)
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Ending balance at Dec. 31, 2025	$ 830,707		$ 102		$ 40	$ 313,276		$ 517,289